Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 560	$ 560	$ 3,337
Cost of net revenue
Gross profit		560	560	3,337
Operating expenses:
Personnel costs	1,295,998	214,955	827,201	1,499,585
Consulting fees	33,000	74,500	300,659	734,403
Legal and professional fees	105,123	126,995	490,742	733,960
Merger costs				388,675
Sales and marketing		7,545	33,432	50,147
General and administrative	28,123	49,992	137,037	288,911
Depreciation and amortization	6,448	6,448	27,592	4,499
Total operating expenses	1,468,692	480,435	1,816,663	3,700,180
Loss from operations	(1,468,692)	(479,875)	(1,816,103)	(3,696,843)
Other income (expense):
Interest expense	(561,687)	(360,839)	(2,463,310)	(1,024,179)
Other income			3,000
Change in derivative liability	412,974	(117,754)	167,658	(430,458)
Total other income (expense), net	(148,713)	(478,594)	(2,292,652)	(1,454,637)
Provision for income taxes
Net loss	$ (1,617,405)	$ (958,468)	$ (4,108,755)	$ (5,151,480)
Weighted average common shares outstanding - basic and diluted	279,934,215	171,097,582	203,791,785	210,883,281
Net loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)